Note 7 Amount of financing with public guarantees of the Group by stages (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Operations by concept [Line Items]
Total operations by concept	€ 13,955	€ 16,093
Households	1,302	1,376
Of which mortages	5	6
SMEs	9,672	10,911
Non financial entities	2,964	3,788
Other concepts	18	18
Stage 1 and 2 [Member]
Operations by concept [Line Items]
Total operations by concept	13,109	15,526
Households	1,240	1,347
Of which mortages	5	6
SMEs	9,041	10,522
Non financial entities	2,811	3,639
Other concepts	17	18
Stage 3 [Member]
Operations by concept [Line Items]
Total operations by concept	847	568
Households	62	29
Of which mortages	0	0
SMEs	631	389
Non financial entities	153	149
Other concepts	€ 0	€ 0